Commitments and Contingencies (Details) (USD $)	12 Months Ended				1 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 02, 2011 area	Oct. 31, 2007 Assignment and License Agreement	Jun. 30, 2012 Assignment and License Agreement	Jul. 02, 2011 Assignment and License Agreement	Dec. 31, 2011 Assignment and License Agreement	Dec. 31, 2010 Assignment and License Agreement
Commitments and Contingencies
Percentage increase in base rent on second amendment of agreement on October 1, 2012 and 2013	2.50%
Area of office space adjoining current facility (in square feet)				2,800
Annual future minimum lease obligations under operating lease agreements
2012	$ 84,000
2013	82,000
2014	62,000
Total	228,000
Rent expense	88,000	57,000	57,000
Royalty payments for acquisition of core intellectual property
Maximum Royalty payment upon the achievement of certain sales milestones					15,000,000
Rate of royalty payment on sales (as a percent)					4.00%
Royalty payment due on one year anniversary of the first commercial sale					5,000,000
Royalty payment due on achievement of second net sales milestone					5,000,000
Cumulative net sales for second milestone					15,000,000
Royalty payment due on achievement of third net sales milestone					5,000,000
Cumulative net sales for third milestone					40,000,000
Period after the end of each fiscal quarter in which royalty obligations are payable					60 days
Amount of royalties after which royalty payment obligation will terminate					100,000,000
Royalty expense						$ 4,000	$ 6,000	$ 10,000	$ 9,000